Derivative and Hedging Instruments - Average Rate of Hedging Instruments in Hedge Relationships That Do Not Frequently Reset (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	16,442	13,720
Inflation risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	29702.00%	29022.00%
Nominal amount of hedging instrument	10,946	9,036
Foreign exchange risk | Foreign currency assets, CAD/EURO | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	66.285%	66.703%
Nominal amount of hedging instrument	1,676	1,471
Foreign exchange risk | Foreign currency assets, CAD/GBP | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	55.972%	56259000.00%
Nominal amount of hedging instrument	630	549
Foreign exchange risk | Foreign currency assets, CAD/USD | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	72.856%	73009000.00%
Nominal amount of hedging instrument	1,472	1,639
Foreign exchange risk | Foreign currency assets, JPY/EUR | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	0.603%
Nominal amount of hedging instrument	762
Foreign exchange and interest rate risk | Floating rate foreign currency liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	86.655%	86.655%
Nominal amount of hedging instrument	650	650
Foreign exchange and interest rate risk | Debt securities at fair value through OCI | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	123.451%	122.914%
Nominal amount of hedging instrument	8	51
Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	3839.00%	3012.00%
Nominal amount of hedging instrument	298	324
Fair value
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	$ 46	$ 84
Hedging instrument, liabilities	(451)	(291)
Fair value, net	(405)	(207)
Fair value | Inflation risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	31	24
Hedging instrument, liabilities	(63)	(48)
Fair value, net	(32)	(24)
Fair value | Foreign exchange risk | Foreign currency assets, CAD/EURO | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0	16
Hedging instrument, liabilities	(80)	0
Fair value, net	(80)	16
Fair value | Foreign exchange risk | Foreign currency assets, CAD/GBP | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0	22
Hedging instrument, liabilities	(14)	0
Fair value, net	(14)	22
Fair value | Foreign exchange risk | Foreign currency assets, CAD/USD | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	14	9
Hedging instrument, liabilities	(4)	(27)
Fair value, net	10	(18)
Fair value | Foreign exchange risk | Foreign currency assets, JPY/EUR | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0
Hedging instrument, liabilities	(100)
Fair value, net	(100)
Fair value | Foreign exchange and interest rate risk | Floating rate foreign currency liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	(190)	(216)
Fair value, net	(190)	(216)
Fair value | Foreign exchange and interest rate risk | Debt securities at fair value through OCI | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	1	7
Hedging instrument, liabilities	0	0
Fair value, net	1	7
Fair value | Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0	6
Hedging instrument, liabilities	0	0
Fair value, net	$ 0	$ 6
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	161	319
Less than 1 year | Inflation risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	107	92
Less than 1 year | Foreign exchange risk | Foreign currency assets, CAD/EURO | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0	0
Less than 1 year | Foreign exchange risk | Foreign currency assets, CAD/GBP | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0	0
Less than 1 year | Foreign exchange risk | Foreign currency assets, CAD/USD | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	20	165
Less than 1 year | Foreign exchange risk | Foreign currency assets, JPY/EUR | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0
Less than 1 year | Foreign exchange and interest rate risk | Floating rate foreign currency liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0	0
Less than 1 year | Foreign exchange and interest rate risk | Debt securities at fair value through OCI | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	8	42
Less than 1 year | Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	26	20
1 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	1,839	1,563
1 to 5 years | Inflation risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	606	568
1 to 5 years | Foreign exchange risk | Foreign currency assets, CAD/EURO | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	213	160
1 to 5 years | Foreign exchange risk | Foreign currency assets, CAD/GBP | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	115	115
1 to 5 years | Foreign exchange risk | Foreign currency assets, CAD/USD | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	352	407
1 to 5 years | Foreign exchange risk | Foreign currency assets, JPY/EUR | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	281
1 to 5 years | Foreign exchange and interest rate risk | Floating rate foreign currency liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0	0
1 to 5 years | Foreign exchange and interest rate risk | Debt securities at fair value through OCI | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0	9
1 to 5 years | Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	272	304
Over 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	14,442	11,838
Over 5 years | Inflation risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	10,233	8,376
Over 5 years | Foreign exchange risk | Foreign currency assets, CAD/EURO | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	1,463	1,311
Over 5 years | Foreign exchange risk | Foreign currency assets, CAD/GBP | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	515	434
Over 5 years | Foreign exchange risk | Foreign currency assets, CAD/USD | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	1,100	1,067
Over 5 years | Foreign exchange risk | Foreign currency assets, JPY/EUR | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	481
Over 5 years | Foreign exchange and interest rate risk | Floating rate foreign currency liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	650	650
Over 5 years | Foreign exchange and interest rate risk | Debt securities at fair value through OCI | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0	0
Over 5 years | Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0	0